Other Payables and Accrued Liabilities (Details) - Schedule of other payables and accrued liabilities - USD ($)		Dec. 31, 2021	Dec. 31, 2020
Schedule of other payables and accrued liabilities [Abstract]
Security deposits payable		$ 172,552	$ 609,617
Salary payable	[1]	884,825	381,212
Others		226,858	52,554
Total		$ 1,284,235	$ 1,043,383

[1]	During the years ended December 31, 2021 and 2020, the Company accrued bonuses payable of approximately $789,325 and $256,000, respectively and such amounts were paid in January 2022 and 2021, respectively.